Trade Receivables and Reseller Financing	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Receivables and Reseller Financing
5. Trade Receivables and Reseller Financing
a. Trade Receivables
The composition of trade receivables is as follows:

	12/31/2019	12/31/2018
Domestic customers	3,867,902	4,290,996
Foreign customers	226,484	244,960
(-) Expected losses on doubtful accounts	(404,886)	(385,080)

	3,689,500	4,150,876

Current	3,635,834	4,069,307
Non-current	53,666	81,569
The breakdown of trade receivables, gross of
expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	4,094,386	3,199,315	159,350	27,320	12,245	61,489	634,667
12/31/2018	4,535,956	3,739,601	121,622	53,864	49,629	84,920	486,320
The breakdown of expected
losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	404,886	28,861	1,456	1,625	3,749	23,698	345,497
12/31/2018	385,080	39,226	4,094	3,754	5,533	46,783	285,690
Movements in the allowance for
expected losses on doubtful accounts are as follows:

Balance as of December 31, 2017	347,801
Additions	287,566
Write-offs	(250,287)

Balance as of December 31, 2018	385,080
Additions	189,192
Write-offs	(169,386)

Balance as of December 31, 2019	404,886

For further information about the allowance for
expected losses on doubtful accounts, see Note 34.d.3.

b. Reseller financing
The composition of reseller financing is as follows:

	12/31/2019	12/31/2018
Reseller financing – Ipiranga	956,942	855,229
(-) Expected losses on doubtful accounts	(156,006)	(139,699)

	800,936	715,530

Current	436,188	367,262
Non-curren t	364,748	348,268
Reseller financing is provided for renovation and upgrading of service stations, purchase of products, and development of the automotive fuels and lubricants distribution market. The terms of reseller financing range substantially from 12 months to 60 months, with an average term of 40 months. The minimum and maximum interest rates are 0% per month and 1% per month, respectively.
These financing are remeasured at a market rate for working capital loans and the difference is recognized as a reduction to the reseller’s net revenue. At the beginning of the contract, the adjustment to present value is made and the difference between the market rate and the subsidized rate is reduced from the sale price. This difference is appropriated to the financial result throughout the term of the contract.
The breakdown of reseller financing, gross of
expected losses on doubtful accounts, is as follows:

	Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	956,942	644,488	26,262	10,481	12,616	30,144	232,951
12/31/2018	855,229	633,183	11,262	14,869	9,377	20,783	165,755
The breakdown of expected losses on doubtful ac
c
ounts, is as follows:

	Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2019	156,006	21,337	2,519	1,063	1,313	14,639	115,135
12/31/2018	139,699	26,982	1,250	1,642	1,131	12,176	96,518
Movements in the allowance for expected lo
s
ses on doubtful accounts are as follows:

Balance as of December 31, 2017	104,977
Additions	34,722

Balance as of December 31, 2018	139,699
Additions	30,601
Write-offs	(14,294)

Balance as of December 31, 2019	156,006

For further information about the allowance for expected losses on doubtful accounts, see Note 34.d.3.